Organization (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Organization [Abstract]
Working capital	$ (5,872)		$ (5,177)
Loss (Profit) from continuing operations	(2,509)	(3,771)
Borrowing capacity under the convertible notes payable to related party	$ 37,000